CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jun. 27, 2018	Jun. 28, 2017	Jun. 29, 2016
Revenues:
Company sales	$ 3,041,516	$ 3,062,579	$ 3,166,659
Franchise and other revenues	93,901	88,258	90,830
Total revenues	3,135,417	3,150,837	3,257,489
Operating costs and expenses:
Cost of sales	796,007	791,321	840,204
Restaurant labor	1,033,853	1,017,945	1,036,005
Restaurant expenses	757,547	773,510	762,663
Company restaurant expenses	2,587,407	2,582,776	2,638,872
Depreciation and amortization	151,392	156,409	156,368
General and administrative	136,012	132,819	127,593
Other gains and charges	34,500	22,655	17,180
Total operating costs and expenses	2,909,311	2,894,659	2,940,013
Operating income	226,106	256,178	317,476
Interest expense	58,986	49,547	32,574
Other, net	(3,102)	(1,877)	(1,485)
Income before provision for income taxes	170,222	208,508	286,387
Provision for income taxes	44,340	57,685	85,767
Net income	$ 125,882	$ 150,823	$ 200,620
Basic net income per share:
Basic net income per share	$ 2.75	$ 2.98	$ 3.47
Diluted net income per share:
Diluted net income per share	$ 2.72	$ 2.94	$ 3.42
Basic weighted average shares outstanding	45,702	50,638	57,895
Diluted weighted average shares outstanding	46,264	51,250	58,684
Other comprehensive income (loss)
Foreign currency translation adjustment	$ 186	$ (327)	$ (2,964)
Other comprehensive income (loss)	186	(327)	(2,964)
Comprehensive income	$ 126,068	$ 150,496	$ 197,656
Dividends per share	$ 1.52	$ 1.36	$ 1.28